[Janus Letterhead]

November 19, 2018

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Janus Detroit Street Trust (the “Registrant”)
1933 Act File No. 333-207814
1940 Act File No. 811-23112

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in:

1.	a Supplement dated November 1, 2018 to the currently effective Prospectus for Janus Henderson Short Duration Income ETF,

2.

a Supplement dated November 1, 2018 to the currently effective Prospectuses for Janus Henderson Small Cap Growth Alpha ETF, Janus Henderson Small/Mid Cap Growth Alpha ETF, The Long-Term Care ETF, The Obesity ETF, and The Organics ETF, and

3.	a Supplement dated November 1, 2018 to the currently effective Prospectus for Janus Henderson Mortgage-Backed Securities ETF,

each filed pursuant to Rule 497(e) under the 1933 Act.

Please call me at (303) 336-5065 with any questions or comments.

Respectfully,

/s/ James D. Kerr

James D. Kerr

Assistant Secretary

Enclosures (via EDGAR only)

cc:

Byron Hittle, Esq.

Eric Purple, Esq.